Note 8 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Beginning balance	$ 855	$ 715
Additions	26	9
Additions		154
Reductions	(2)	(23)
Lapses in statues of limitations	(483)
Balance as of March 31,	$ 396	$ 855